STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

February 28, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.9%
Automobiles & Components - 2.8%
Dorman Products, Inc.	8,745	[a]	813,547
Fox Factory Holding Corp.	25,453	[a]	2,990,727
LCI Industries	10,228	[b]	1,153,821
Modine Manufacturing Co.	14,025	[a]	342,350
Visteon Corp.	8,848	[a]	1,477,969
			6,778,414
Banks - 3.0%
Axos Financial, Inc.	60,393	[a]	2,862,025
Bank OZK	15,687	[b]	722,073
Eastern Bankshares, Inc.	28,203		442,223
Federal Agricultural Mortgage Corp., Cl. C	3,968		562,900
Heritage Commerce Corp.	45,518		551,223
MGIC Investment Corp.	16,955		233,301
Pacific Premier Bancorp, Inc.	17,348		562,422
Texas Capital Bancshares, Inc.	9,540	[a]	631,834
Wintrust Financial Corp.	7,643		704,150
			7,272,151
Capital Goods - 13.6%
AAON, Inc.	20,077		1,826,204
AeroVironment, Inc.	7,763	[a]	665,600
Alamo Group, Inc.	6,278		1,145,045
Albany International Corp., Cl. A	7,098		716,330
Applied Industrial Technologies, Inc.	8,933		1,276,169
Armstrong World Industries, Inc.	11,229		885,407
Atkore, Inc.	3,132	[a]	457,335
Barnes Group, Inc.	9,800		412,972
Chart Industries, Inc.	5,832	[a,b]	778,572
Comfort Systems USA, Inc.	2,921		424,830
Construction Partners Inc., Cl. A	40,497	[a]	1,095,444
Crane Holdings Co.	2,550		305,439
Donaldson Co., Inc.	10,735		678,989
EMCOR Group, Inc.	2,866		479,253
Energy Recovery, Inc.	6,995	[a]	154,380
EnPro Industries, Inc.	4,556		489,770
Esab Corp.	9,619		564,154
ESCO Technologies, Inc.	12,930		1,204,947
Evoqua Water Technologies Corp.	26,013	[a]	1,263,191
Federal Signal Corp.	6,677		352,345
Fluence Energy, Inc.	10,709	[a]	199,937

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Capital Goods - 13.6% (continued)
Fluor Corp.	28,384	[a,b]	1,040,841
Griffon Corp.	7,367		268,674
H&E Equipment Services, Inc.	11,104		616,272
Hayward Holdings Inc.	47,664	[a,b]	586,744
Hudson Technologies, Inc.	19,356	[a]	196,076
Kornit Digital Ltd.	9,003	[a]	184,562
Kratos Defense & Security Solutions, Inc.	30,729	[a]	388,722
Masonite International Corp.	19,271	[a]	1,711,265
MasTec, Inc.	2,333	[a]	227,981
McGrath RentCorp	2,207		226,968
MSC Industrial Direct Co., Inc., Cl. A	2,724		230,232
NOW, Inc.	23,878	[a]	306,832
nVent Electric PLC	6,758		309,787
PGT Innovations, Inc.	26,577	[a]	562,104
RBC Bearings, Inc.	9,192	[a,b]	2,112,414
Regal Rexnord Corp.	1,823		287,378
Rush Enterprises Inc., Cl. A	11,958		677,779
SiteOne Landscape Supply, Inc.	7,559	[a,b]	1,121,302
SPX Technologies, Inc.	3,287	[a]	231,536
Standex International Corp.	1,537		177,800
Sterling Infrastructure, Inc.	8,726	[a]	335,602
Symbotic, Inc.	21,457	[a]	350,822
Terex Corp.	11,327		670,671
The AZEK Company, Inc.	23,581	[a]	568,066
The Timken Company	3,436		293,606
Thermon Group Holdings, Inc.	9,529	[a]	252,042
Titan Machinery, Inc.	5,930	[a]	271,535
Trex Co., Inc.	20,414	[a]	1,043,768
Valmont Industries, Inc.	618		196,110
Wabash National Corp.	10,464		286,714
WESCO International, Inc.	1,783	[a]	295,229
WillScot Mobile Mini Holdings Corp.	28,452	[a]	1,462,433
			32,868,180
Commercial & Professional Services - 4.7%
CACI International, Inc., Cl. A	2,870	[a]	840,910
Casella Waste Systems Inc., Cl. A	12,269	[a]	954,774
CBIZ, Inc.	25,238	[a]	1,264,172
Clean Harbors, Inc.	3,598	[a]	475,188
Exponent, Inc.	20,472		2,106,569
Fiverr International Ltd.	9,582	[a]	379,543
Franklin Covey Co.	10,597	[a]	496,681
Heritage-Crystal Clean, Inc.	15,672	[a]	563,878
Huron Consulting Group, Inc.	2,825	[a]	198,287
IAA, Inc.	18,312	[a]	749,144

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Commercial & Professional Services - 4.7% (continued)
ICF International, Inc.	4,446		442,333
Montrose Environmental Group, Inc.	13,542	[a]	659,360
MSA Safety, Inc.	4,163		559,299
NV5 Global, Inc.	6,683	[a]	703,185
The Brink's Company	11,973		781,238
Willdan Group Inc.	14,418	[a]	260,389
			11,434,950
Consumer Durables & Apparel - 1.1%
Crocs, Inc.	3,774	[a]	459,334
Deckers Outdoor Corp.	769	[a]	320,173
Peloton Interactive, Inc., Cl. A	15,755	[a]	203,555
Skyline Champion Corp.	8,972	[a]	613,775
Taylor Morrison Home Corp.	12,874	[a]	461,275
Topgolf Callaway Brands Corp.	30,074	[a,b]	697,115
			2,755,227
Consumer Services - 3.8%
Boyd Gaming Corp.	12,119		789,310
Bright Horizons Family Solutions, Inc.	8,750	[a]	689,850
Century Casinos Inc.	43,528	[a]	403,069
Hilton Grand Vacations, Inc.	16,623	[a]	793,582
Strategic Education, Inc.	1,388	[b]	118,327
Stride, Inc.	45,014	[a]	1,911,745
Sweetgreen, Inc., Cl. A	13,572	[a]	118,348
Target Hospitality Corp.	13,421	[a]	199,033
Texas Roadhouse, Inc.	21,894		2,223,117
Vail Resorts Inc.	3,246		757,909
Wingstop, Inc.	3,101		528,255
Wynn Resorts Ltd.	3,022	[a,b]	327,494
Xponential Fitness Inc., Cl. A	9,225	[a]	234,223
			9,094,262
Diversified Financials - 1.8%
Donnelley Financial Solutions, Inc.	41,137	[a]	1,740,506
Enova International, Inc.	4,763	[a]	232,196
Evercore, Inc., Cl. A	1,289		169,091
FirstCash Holdings, Inc.	4,923		434,455
Hercules Capital, Inc.	24,007	[b]	378,110
Moelis & Co., Cl. A	7,594		325,251
NerdWallet, Inc., Cl. A	13,383	[a]	276,225
PJT Partners, Inc., Cl. A	5,420		427,530
Voya Financial, Inc.	3,844	[b]	286,340
			4,269,704
Energy - 3.5%
Archrock, Inc.	23,715		262,525
Borr Drilling Ltd.	41,153	[a]	297,536

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Energy - 3.5% (continued)
Cactus Inc., Cl. A	13,213		607,137
ChampionX Corp.	19,196		586,822
Earthstone Energy Inc., Cl. A	38,300	[a]	534,285
Helix Energy Solutions Group, Inc.	44,297	[a]	366,779
Helmerich & Payne, Inc.	18,322		770,990
Matador Resources Co.	8,089		435,107
Noble Corp. PLC	28,062	[a]	1,169,905
Nordic American Tankers Ltd.	60,278		267,032
Oceaneering International, Inc.	14,962	[a]	312,556
Par Pacific Holdings, Inc.	12,647	[a]	351,334
Permian Resources Corp.	19,686		212,806
Ranger Oil Corp., Cl. A	17,577		729,445
TechnipFMC PLC	60,765	[a]	929,097
Tidewater, Inc.	5,551	[a]	271,111
Weatherford International PLC	4,401	[a]	293,195
			8,397,662
Food & Staples Retailing - .6%
BJ's Wholesale Club Holdings, Inc.	11,608	[a]	833,455
Performance Food Group Co.	10,358	[a]	586,159
			1,419,614
Food, Beverage & Tobacco - 1.7%
Celsius Holdings, Inc.	7,054	[a]	640,504
Freshpet, Inc.	24,907	[a,b]	1,548,717
J&J Snack Foods Corp.	7,599		1,073,055
MGP Ingredients, Inc.	7,774		788,595
			4,050,871
Health Care Equipment & Services - 7.9%
Addus HomeCare Corp.	7,087	[a]	769,932
AMN Healthcare Services, Inc.	4,618	[a]	415,666
AtriCure, Inc.	11,733	[a]	451,720
Axonics, Inc.	13,354	[a]	802,442
Certara, Inc.	49,956	[a]	905,203
Doximity, Inc., Cl. A	32,914	[a,b]	1,106,898
Establishment Labs Holdings, Inc.	6,060	[a,b]	434,260
Globus Medical, Inc., Cl. A	21,113	[a]	1,231,732
HealthEquity, Inc.	22,577	[a]	1,471,343
Hims & Hers Health, Inc.	27,542	[a]	310,398
Inari Medical, Inc.	3,524	[a]	198,260
Inmode Ltd.	20,419	[a]	720,995
Inspire Medical Systems, Inc.	6,090	[a]	1,582,974
Insulet Corp.	964	[a]	266,411
Lantheus Holdings, Inc.	6,637	[a]	490,873
LeMaitre Vascular, Inc.	13,350		668,968
Masimo Corp.	4,520	[a]	756,241

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Health Care Equipment & Services - 7.9% (continued)
Mesa Laboratories, Inc.	2,909	[b]	513,497
Neogen Corp.	45,332	[a]	801,923
Omnicell, Inc.	14,643	[a]	797,165
Penumbra, Inc.	965	[a]	250,890
Phreesia, Inc.	8,560	[a]	315,008
Premier, Inc., Cl. A	36,588		1,177,768
Silk Road Medical, Inc.	4,367	[a]	231,407
STAAR Surgical Co.	14,019	[a]	776,512
The Ensign Group, Inc.	8,538		763,980
TransMedics Group, Inc.	8,633	[a]	691,245
UFP Technologies, Inc.	2,705	[a]	318,433
			19,222,144
Household & Personal Products - 1.3%
Coty, Inc., Cl. A	29,685	[a]	335,440
e.l.f. Beauty, Inc.	4,002	[a]	299,149
Inter Parfums, Inc.	12,731		1,532,940
Medifast, Inc.	5,598		627,704
WD-40 Co.	2,677		464,272
			3,259,505
Insurance - 2.7%
Assured Guaranty Ltd.	3,227		201,397
BRP Group, Inc., Cl. A	20,709	[a,b]	595,177
Kemper Corp.	3,657		225,271
Kinsale Capital Group, Inc.	12,139		3,868,698
Palomar Holdings, Inc.	17,120	[a]	1,027,200
RenaissanceRe Holdings Ltd.	1,590		341,691
RLI Corp.	1,661		229,069
			6,488,503
Materials - 3.4%
Aspen Aerogels, Inc.	30,007	[a]	325,576
ATI, Inc.	9,430	[a]	383,329
Balchem Corp.	11,093		1,442,090
Carpenter Technology Corp.	22,721		1,098,106
Commercial Metals Co.	5,131		265,529
Ingevity Corp.	19,947	[a]	1,646,824
Livent Corp.	56,013	[a,b]	1,313,504
Materion Corp.	2,843		317,506
Methanex Corp.	15,083	[b]	760,636
O-I Glass, Inc.	16,288	[a]	361,919
Silgan Holdings, Inc.	5,607		299,414
			8,214,433
Media & Entertainment - 2.5%
Bumble Inc., CI. A	11,596	[a]	280,391
Cars.com, Inc.	13,333	[a]	255,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Media & Entertainment - 2.5% (continued)
Shutterstock, Inc.	17,751		1,335,231
TechTarget, Inc.	16,366	[a]	617,490
World Wrestling Entertainment, Inc., Cl. A	23,307		1,957,788
Ziff Davis, Inc.	19,949	[a]	1,575,572
			6,022,466
Pharmaceuticals Biotechnology & Life Sciences - 11.7%
ACADIA Pharmaceuticals, Inc.	37,137	[a]	768,365
ADMA Biologics, Inc.	66,484	[a]	236,018
Akero Therapeutics, Inc.	6,289	[a]	286,212
Amicus Therapeutics, Inc.	26,622	[a]	351,144
Amphastar Pharmaceuticals, Inc.	11,794	[a]	375,757
Amylyx Pharmaceuticals, Inc.	5,874	[a,b]	204,533
Apellis Pharmaceuticals, Inc.	3,001	[a]	196,505
Arcellx, Inc.	12,040	[a]	337,240
argenx SE, ADR	1,236	[a]	452,401
Ascendis Pharma A/S, ADR	7,482	[a,b]	831,175
Avid Bioservices, Inc.	46,278	[a,b]	761,736
Axsome Therapeutics, Inc.	3,192	[a,b]	217,662
Azenta, Inc.	11,251	[a]	493,806
BioLife Solutions, Inc.	23,115	[a,b]	537,655
Bio-Techne Corp.	15,062		1,094,104
Celldex Therapeutics, Inc.	4,820	[a]	206,248
Chinook Therapeutics, Inc.	20,338	[a]	443,775
Collegium Pharmaceutical, Inc.	9,666	[a]	256,439
Corcept Therapeutics, Inc.	24,950	[a]	519,708
CryoPort, Inc.	41,202	[a]	892,436
Cytokinetics, Inc.	7,301	[a,b]	316,571
Day One Biopharmaceuticals, Inc.	10,246	[a,b]	188,731
Halozyme Therapeutics, Inc.	38,685	[a]	1,856,494
Harrow Health, Inc.	14,076	[a]	252,242
Insmed, Inc.	8,850	[a]	180,363
Iovance Biotherapeutics, Inc.	59,896	[a]	436,642
IVERIC bio, Inc.	9,619	[a,b]	199,883
Karuna Therapeutics, Inc.	2,649	[a]	528,263
Kiniksa Pharmaceuticals Ltd., CI. A	22,457	[a]	288,797
Krystal Biotech, Inc.	8,092	[a,b]	662,815
Legend Biotech Corp., ADR	4,686	[a,b]	216,399
Ligand Pharmaceuticals, Inc.	9,958	[a]	718,370
Madrigal Pharmaceuticals, Inc.	1,910	[a]	517,629
MannKind Corp.	47,930	[a]	253,070
Medpace Holdings, Inc.	11,876	[a]	2,302,519
Neurocrine Biosciences, Inc.	6,154	[a]	634,477
OmniAb, Inc.	4,894	[a,c]	0

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 11.7% (continued)
OmniAb, Inc.	92,644	[a]	386,325
OmniAb, Inc.	4,894	[a,c]	0
Optinose, Inc.	23,003	[a]	41,405
Pacira Biosciences, Inc.	19,844	[a]	844,759
Pliant Therapeutics, Inc.	7,132	[a]	227,226
Prestige Consumer Healthcare, Inc.	28,461	[a]	1,714,775
Prometheus Biosciences, Inc.	7,436	[a]	910,092
Prothena Corp. PLC	4,363	[a]	243,281
Provention Bio, Inc.	23,661	[a]	196,386
PTC Therapeutics, Inc.	11,751	[a]	513,166
Puma Biotechnology, Inc.	9,263	[a]	35,755
Revance Therapeutics, Inc.	34,372	[a]	1,192,708
Rhythm Pharmaceuticals Inc.	7,261	[a]	176,515
Supernus Pharmaceuticals, Inc.	22,076	[a]	829,837
TG Therapeutics, Inc.	14,360	[a]	230,047
Twist Bioscience Corp.	21,607	[a]	420,472
Vaxcyte, Inc.	10,523	[a]	431,127
Ventyx Biosciences, Inc.	6,121	[a]	264,733
Verona Pharma PLC, ADR	2,705	[a,b]	57,995
Viking Therapeutics, Inc.	23,874	[a]	262,853
Viridian Therapeutics, Inc.	8,152	[a]	267,060
Xenon Pharmaceuticals, Inc.	1,634	[a]	64,478
			28,327,179
Real Estate - .5%
Retail Opportunity Investments Corp.	37,274	[d]	530,409
Terreno Realty Corp.	10,298	[d]	640,639
			1,171,048
Retailing - 3.1%
Academy Sports & Outdoors, Inc.	8,837		522,709
American Eagle Outfitters, Inc.	39,543	[a]	568,233
Arhaus, Inc.	17,894	[a,b]	259,642
Asbury Automotive Group, Inc.	1,236	[a]	280,696
AutoNation, Inc.	1,911	[a]	260,871
Boot Barn Holdings, Inc.	6,280	[a]	486,386
Dick's Sporting Goods, Inc.	3,171		407,886
Dillard's Inc., Cl. A	655	[b]	233,449
Foot Locker, Inc.	6,832	[b]	298,695
Leslie's, Inc.	15,515	[a]	195,644
Ollie's Bargain Outlet Holdings, Inc.	21,599	[a]	1,242,807
Overstock.com, Inc.	29,973	[a]	580,577
Pool Corp.	1,836		655,195
RH	862	[a,b]	257,764
Signet Jewelers Ltd.	4,232	[b]	303,096

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Retailing - 3.1% (continued)
Sleep Number Corp.	7,139	[a]	284,561
The Buckle, Inc.	4,829		196,975
Urban Outfitters, Inc.	16,286	[a]	438,907
			7,474,093
Semiconductors & Semiconductor Equipment - 3.7%
Aehr Test Systems	6,928	[a]	231,049
Allegro MicroSystems, Inc.	20,240	[a]	884,083
Amkor Technology, Inc.	7,872		202,783
Axcelis Technologies, Inc.	3,305	[a]	424,825
CEVA, Inc.	18,586	[a]	586,574
Cirrus Logic, Inc.	2,925	[a]	300,544
Impinj Inc.	5,665	[a]	751,292
indie Semiconductor, Inc.	25,522	[a]	266,960
Lattice Semiconductor Corp.	13,059	[a]	1,109,493
Monolithic Power Systems, Inc.	1,522		737,089
Onto Innovation, Inc.	23,747	[a]	1,958,415
Rambus, Inc.	7,164	[a]	316,864
Semtech Corp.	33,282	[a]	1,025,418
Silicon Motion Technology Corp., ADR	4,426		297,516
			9,092,905
Software & Services - 14.4%
ACI Worldwide, Inc.	69,422	[a]	1,794,559
Agilysys, Inc.	11,470	[a]	916,567
Alarm.com Holdings, Inc.	19,083	[a]	969,989
Altair Engineering, Inc., Cl. A	5,334	[a]	341,696
Blackbaud, Inc.	13,338	[a]	742,793
BlackLine, Inc.	12,618	[a]	862,566
Box Inc., Cl. A	22,244	[a]	741,837
Consensus Cloud Solutions, Inc.	6,161	[a,b]	252,847
CyberArk Software Ltd.	572	[a]	82,808
Digital Turbine, Inc.	68,974	[a,b]	740,781
DoubleVerify Holdings, Inc.	41,468	[a,b]	1,089,364
Elastic NV	4,586	[a]	270,666
Envestnet, Inc.	16,060	[a]	1,003,911
Euronet Worldwide, Inc.	18,795	[a]	2,045,836
Evo Payments Inc., Cl. A	9,379	[a]	317,479
ExlService Holdings, Inc.	12,493	[a]	2,055,223
Fair Isaac Corp.	3,913	[a]	2,650,627
Fastly, Inc., CI. A	15,216	[a]	211,350
Five9, Inc.	12,831	[a]	846,846
I3 Verticals Inc., Cl. A	27,578	[a,b]	678,695
Intapp, Inc.	9,550	[a]	377,989
MAXIMUS, Inc.	10,749		882,278
nCino, Inc.	22,637	[a,b]	616,858

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Software & Services - 14.4% (continued)
New Relic, Inc.	3,633	[a]	265,100
Nutanix, Inc., Cl. A	22,636	[a]	639,467
Paycor HCM, Inc.	20,658	[a]	511,699
Perficient, Inc.	19,055	[a]	1,349,094
PowerSchool Holdings Inc., Cl. A	10,973	[a]	251,830
Q2 Holdings Inc.	11,546	[a]	372,705
Qualys, Inc.	4,584	[a]	541,600
Remitly Global, Inc	20,585	[a]	301,159
Shift4 Payments, Inc., Cl. A	4,571	[a]	294,830
Smartsheet, Inc., Cl. A	12,066	[a]	531,145
SolarWinds Corp.	6,023	[a]	51,316
Sprout Social, Inc., Cl. A	23,212	[a]	1,415,468
SPS Commerce, Inc.	6,771	[a]	1,019,983
The Descartes Systems Group, Inc.	36,173	[a,b]	2,665,226
Tyler Technologies, Inc.	1,435	[a]	460,994
Wix.com Ltd.	6,414	[a]	580,659
WNS Holdings Ltd., ADR	26,446	[a]	2,298,686
Workiva, Inc.	9,176	[a]	818,499
			34,863,025
Technology Hardware & Equipment - 4.0%
Arlo Technologies, Inc.	109,570	[a]	416,366
Badger Meter, Inc.	3,097		376,657
Belden, Inc.	13,314		1,123,435
Calix, Inc.	18,920	[a]	967,758
Cambium Networks Corp.	22,175	[a]	445,052
Clearfield, Inc.	9,399	[a]	589,224
ePlus, Inc.	22,962	[a]	1,243,852
Extreme Networks, Inc.	11,274	[a]	211,049
Insight Enterprises, Inc.	2,568	[a]	343,907
Ituran Location & Control Ltd.	4,410		98,519
Napco Security Technologies, Inc.	27,012	[a]	853,579
Novanta, Inc.	9,731	[a]	1,526,891
Plexus Corp.	3,062	[a]	293,615
Radware, Ltd.	31,627	[a]	658,790
Sanmina Corp.	3,529	[a]	213,363
Super Micro Computer, Inc.	3,183	[a]	311,839
			9,673,896
Telecommunication Services - .5%
Iridium Communications, Inc.	18,061		1,108,404
Transportation - 2.2%
Allegiant Travel Co.	5,461	[a]	560,026
ArcBest Corp.	1,760		169,312
Copa Holdings SA, Cl. A	2,055	[a]	189,779
GXO Logistics, Inc.	5,141	[a]	254,839

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 94.9% (continued)
Transportation - 2.2% (continued)
Marten Transport Ltd.		76,984		1,699,037
RXO, Inc.		14,029	[a,b]	288,577
Saia, Inc.		3,080	[a]	834,280
TFI International, Inc.		7,367	[b]	899,069
XPO, Inc.		14,117	[a]	470,943
				5,365,862
Utilities - .4%
California Water Service Group		9,656		552,709
Portland General Electric Co.		10,606	[b]	506,967
				1,059,676
Total Common Stocks (cost $169,264,297)				229,684,174

Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
iShares Russell 2000 Growth ETF (cost $397,288)		1,626	[b]	378,956
	1-Day Yield (%)
Investment Companies - 5.2%
Registered Investment Companies - 5.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,497,197)	4.65	12,497,197	[e]	12,497,197

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,293,684)	4.65	3,293,684	[e]	3,293,684
Total Investments (cost $185,452,466)		101.6%		245,854,011
Liabilities, Less Cash and Receivables		(1.6%)		(3,759,072)
Net Assets		100.0%		242,094,939

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2023, the value of the fund’s securities on loan was $17,702,510 and the value of the collateral was $18,642,856, consisting of cash collateral of $3,293,684 and U.S. Government & Agency securities valued at $15,349,172. In addition, the value of collateral may include pending sales that are also on loan.

c The fund held Level 3 securities at February 28, 2023. These securities were valued at $0 or .0% of net assets.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

February 28, 2023 (Unaudited)

The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	229,684,174	-	0	229,684,174
Exchange-Traded Funds	378,956	-	-	378,956
Investment Companies	15,790,881	-	-	15,790,881

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2023, accumulated net unrealized appreciation on investments was $60,401,545, consisting of $69,939,667 gross unrealized appreciation and $9,538,122 gross unrealized depreciation.

At February 28, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.